Equity Activity - Reclassifications and Taxes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		$ 27,201	$ 27,560	$ 27,842
SG&A expense		19,688	19,003	18,609
Other (income) and expense	[1]	1,871	(914)	5,803
Interest expense		1,712	1,607	1,216
Pension settlement charges		3,113	0	5,894
Pension settlement charge, net of tax		2,400
Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		20,529	21,051	21,062
Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		6,303	6,127	6,374
Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		369	382	406
Accumulated Other Comprehensive Income/(Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount		4,919	(2,552)	8,936
Other comprehensive income/(loss), Tax (Expense)/Benefit		(1,426)	531	(2,442)
Other comprehensive income/(loss)		3,492	(2,021)	6,494
Unrealized gains/(losses) arising during the period, Net of Tax Amount		215	(2,331)	1,007
Reclassification/amortization, Net of Tax Amount		3,278	310	5,487
Foreign currency translation adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount		301	3	176
Other comprehensive income/(loss), Tax (Expense)/Benefit		(324)	100	(406)
Other comprehensive income/(loss)		(23)	103	(229)
Unrealized gains/(losses) arising during the period, Net of Tax Amount		(23)	103	(229)
Net changes related to available-for-sale securities
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount		2	0	(1)
Other comprehensive income/(loss), Tax (Expense)/Benefit		0	0	0
Other comprehensive income/(loss)		1	0	(1)
Unrealized gains/(losses) arising during the period, Before Tax Amount		2	0	(1)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		0	0	0
Unrealized gains/(losses) arising during the period, Net of Tax Amount		1	0	(1)
Unrealized gains/(losses) on cash flow hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount		474	47	(158)
Other comprehensive income/(loss), Tax (Expense)/Benefit		(130)	(19)	41
Other comprehensive income/(loss)		343	28	(117)
Unrealized gains/(losses) arising during the period, Before Tax Amount		389	207	241
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		(113)	(63)	(64)
Unrealized gains/(losses) arising during the period, Net of Tax Amount		276	144	178
Reclassification/amortization, Net of Tax Amount		67	(115)	(295)
Unrealized gains/(losses) on cash flow hedges | Cost of services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		6	(1)	6
Reclassification/amortization, Net of Tax Amount		(16)	5	(18)
Unrealized gains/(losses) on cash flow hedges | Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		13	8	28
Reclassification/amortization, Net of Tax Amount		(27)	(14)	(70)
Unrealized gains/(losses) on cash flow hedges | Cost of financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		(2)	(3)	(6)
Reclassification/amortization, Net of Tax Amount		5	10	18
Unrealized gains/(losses) on cash flow hedges | SG&A expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		5	4	11
Reclassification/amortization, Net of Tax Amount		(11)	(8)	28
Unrealized gains/(losses) on cash flow hedges | Other (income) and expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		(32)	53	88
Reclassification/amortization, Net of Tax Amount		94	(157)	(261)
Unrealized gains/(losses) on cash flow hedges | Interest expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Tax (Expense)/Benefit		(8)	(17)	(22)
Reclassification/amortization, Net of Tax Amount		24	49	64
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income
Reclassifications and Taxes Related to Items of Other Comprehensive Income
SG&A expense		(16)	(12)	(38)
Other (income) and expense		125	(209)	(349)
Interest expense		31	66	86
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income | Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		(22)	5	(24)
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income | Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		(40)	(22)	(99)
Unrealized gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income | Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		6	14	24
Retirement-related benefit plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other comprehensive income/(loss), Before Tax Amount		4,142	(2,602)	8,919
Other comprehensive income/(loss), Tax (Expense)/Benefit		(971)	450	(2,078)
Other comprehensive income/(loss)		3,171	(2,152)	6,841
Unrealized gains/(losses) arising during the period, Net of Tax Amount		(39)	(2,577)	1,059
Reclassification/amortization, Net of Tax Amount		3,210	425	5,782
Prior service costs/(credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount		(56)	2	463
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		11	0	(99)
Unrealized gains/(losses) arising during the period, Net of Tax Amount		(45)	2	364
Reclassification/amortization, Before Tax Amount		(7)	(9)	12
Reclassification/amortization, Tax (Expense)/Benefit		2	3	(3)
Reclassification/amortization, Net of Tax Amount		(5)	(6)	9
Net (losses)/gains arising during the period
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount		70	(3,115)	878
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		(65)	536	(183)
Unrealized gains/(losses) arising during the period, Net of Tax Amount		6	(2,579)	695
Reclassification/amortization, Before Tax Amount		975	515	1,596
Reclassification/amortization, Tax (Expense)/Benefit		(201)	(88)	(304)
Reclassification/amortization, Net of Tax Amount		775	427	1,293
Curtailments and settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Reclassification/amortization, Before Tax Amount		3,159	5	5,970
Reclassification/amortization, Tax (Expense)/Benefit		(719)	(1)	(1,490)
Reclassification/amortization, Net of Tax Amount		$ 2,441	$ 4	$ 4,480

[1]	2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.